Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax Assets and Liabilities
Non-capital tax loss carry-forwards	$ 27,214	$ 26,363
Interests in resource properties	(60,589)	(56,904)
Other assets	(7,181)	(8,800)
Other liabilities	(10,456)	(11,345)
Net	(51,012)	(50,686)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	14,295	15,735
Deferred income tax liabilities	(65,307)	(66,421)
Net	$ (51,012)	$ (50,686)